Intangible assets, net	12 Months Ended
Dec. 31, 2021
Intangible Assets, Net (Excluding Goodwill) [Abstract]
Intangible assets, net
6.	Intangible assets, net
Intangible assets, net consists of the following:

	As of December 31,
	2020	2021
	RMB	RMB
Gross carrying amount
Brand name	38,606,076	37,723,300
Agency contract rights(1)	194,320,755	218,806,605
License for Online Transmission of Audio/Video Programs(2)	7,988,748	7,988,748
Platform	9,462,274	9,245,907
Software	9,359,079	18,684,575
Licensed copyrights of content	24,359,078	55,377,358
Others	5,760,599	5,760,599

Total of gross carrying amount	289,856,609	353,587,092
Less: accumulated amortization
Brand name	(8,525,509)	(12,102,892)
Agency contract rights	(110,970,198)	(159,504,274)
Platform	(4,338,452)	(6,088,430)
Software	(3,335,165)	(5,868,964)
Licensed copyrights of content	(17,741,239)	(4,721,697)
Others	(3,274,165)	(3,760,443)

Total of accumulated amortization	(148,184,728)	(192,046,700)

Intangible assets, net	141,671,881	161,540,392

(1)
The agency contract rights, which represent upfront payments of cooperation cost to top streamers, acquired during the years ended December 31, 2020 and 2021 are
RMB28,301,887 and RMB24,485,849, respectively, with weighted average amortization period of 2 years and 2.1 years.

(2)
In February 2016, Wuhan Douyu obtained effective control of Wuhan Ouyue, a PRC legal entity from Mr. Shaojie Chen, the Group’s CEO through a series of contractual arrangements. Wuhan Ouyue has no business and holds one asset, License for Online Transmission of Audio/Video Programs. The transaction was deemed as an asset acquisition under ASC 805 and the License for Online Transmission of Audio/Video Programs was recognized based on the consideration paid, which approximate the market value of the asset acquired. The license permits the Group in the provision of online streaming of video on its platforms. The license is renewable every 3 years and may be renewed indefinitely. The Group has renewed this license in March 2021 which remains valid until March 2024, and intends to renew the license indefinitely.

Amortization expenses were RMB57,306,920, RMB89,790,156 and RMB70,456,937 for the years ended December 31, 2019, 2020 and 2021 respectively. The Group expects to record amortization expenses in the future 5 years as below:

Future amortization expenses
RMB
2022	67,954,112
2023	56,259,589
2024	12,973,156
2025	4,793,787
2026 and thereafter	4,570,857
The weighted average amortization periods of intangible assets as of December 31, 2020 and 2021 are as below:

As of December 31,
	2020	2021
Brand name	10 years	10 years
Agency contract rights	3.5 years	3.3 years
Platform	5 years	5 years
Software	3.2 years	3.6 years
Others	2.2 years	3.2 years